Other Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities
Other Liabilities

Note K.

Other Liabilities

($ in millions)

At December 31:	2013	2012*
Income tax reserves	$3,189	$2,527
Excess 401(k) Plus Plan	1,673	1,501
Disability benefits	699	890
Derivative liabilities	126	78
Special restructuring actions	440	430
Workforce reductions	500	473
Deferred taxes	1,741	448
Other taxes payable	186	24
Environmental accruals	231	216
Warranty accruals	171	167
Asset retirement obligations	129	127
Acquisition-related accruals	205	35
Other	644	691
Total	$9,934	$7,607

* Reclassified to conform with 2013 presentation.

In response to changing business needs, the company periodically takes workforce reduction actions to improve productivity, cost competitiveness and to rebalance skills. The noncurrent contractually obligated future payments associated with these activities are reflected in the workforce reductions caption in the previous table.

In addition, the company executed certain special restructuring-related actions prior to 2006. The table below provides a roll forward of the current and noncurrent liabilities associated with these special actions. The current liabilities presented in the table are included in other accrued expenses and liabilities in the Consolidated Statement of Financial Position.

($ in millions)

	Liability			Liability
	as of			as of
	January 1,		Other	December 31,
	2013	Payments	Adjustments*	2013
Current
Workforce	$28	$(29)	$29	$27
Space	2	(1)	(1)	0
Total current	$30	$(30)	$28	$27
Noncurrent
Workforce	$430	$—	$10	$440
Total noncurrent	$430	$—	$10	$440

*     The other adjustments column in the table above principally includes the reclassification of noncurrent to current, remeasurement of actuarial assumptions, foreign currency translation adjustments and interest accretion.

The workforce accruals primarily relate to terminated employees who are no longer working for the company who were granted annual payments to supplement their incomes in certain countries. Depending on the individual country’s legal requirements, these required payments will continue until the former employee begins receiving pension benefits or passes away. The space accruals are for ongoing obligations to pay rent for vacant space that could not be sublet or space that was sublet at rates lower than the committed lease arrangement. These obligations for vacant space were settled through 2013.

The company employs extensive internal environmental protection programs that primarily are preventive in nature. The company also participates in environmental assessments and cleanups at a number of locations, including operating facilities, previously owned facilities and Superfund sites. The company’s maximum exposure for all environmental liabilities cannot be estimated and no amounts have been recorded for non-ARO environmental liabilities that are not probable or estimable. The total amounts accrued for non-ARO environmental liabilities, including amounts classified as current in the Consolidated Statement of Financial Position, that do not reflect actual or anticipated insurance recoveries, were $245 million and $229 million at December 31, 2013 and 2012, respectively. Estimated environmental costs are not expected to materially affect the consolidated financial position or consolidated results of the company’s operations in future periods. However, estimates of future costs are subject to change due to protracted cleanup periods and changing environmental remediation regulations.

As of December 31, 2013, the company was unable to estimate the range of settlement dates and the related probabilities for certain asbestos remediation AROs. These conditional AROs are primarily related to the encapsulated structural fireproofing that is not subject to abatement unless the buildings are demolished and non-encapsulated asbestos that the company would remediate only if it performed major renovations of certain existing buildings. Because these conditional obligations have indeterminate settlement dates, the company could not develop a reasonable estimate of their fair values. The company will continue to assess its ability to estimate fair values at each future reporting date. The related liability will be recognized once sufficient additional information becomes available. The total amounts accrued for ARO liabilities, including amounts classified as current in the Consolidated Statement of Financial Position were $160 million and $171 million at December 31, 2013 and 2012, respectively.